UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5348

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Item 1. Proxy Voting Record.

Name of Fund:	Nicholas-Applegate International All-Cap Growth
Period:	July 1, 2005 - November 18, 2005

Company Name	Meeting Date	CUSIP	Ticker
ISOFT GROUP PLC	7/25/2005	GB0009165613

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Not Voted	For	Accept Financial Statements and Statutory Reports	Shareholder
Not Voted	For	Approve Final Dividend of 1.82 Pence Per Ordinary Share	Issuer
Not Voted	For	Re-elect Steve Graham as Director	Issuer
Not Voted	For	Re-elect Geoff White as Director	Issuer
Not Voted	For	Elect Ravi Kumar as Director	Issuer
Not Voted	For	Elect Gavin James as Director	Issuer
Not Voted	For	Elect Ken Lever as Director	Issuer
Not Voted	For	Reappoint Deloitte & Touche LLP as Auditors and Authorise the Board to determine their Remuneration	Issuer
Not Voted	For	Approve Remuneration Report	Issuer
Not Voted	For	Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 7,646,857	Issuer
Not Voted	For	Authorise Issue of Equity or Equity-Linked Securities	Issuer
Not Voted	For	Authorise 22,942,865 Ordinary Shares of Market	Issuer
Not Voted	For	Approve The ISOFT Performance Share Plan 2005	Issuer
Not Voted	For	Approve The ISOFT Bonus Co-Investment Plan 2005	Issuer

Company Name	Meeting Date	CUSIP	Ticker
FOSTER'S GROUP LTD	10/24/2005	AU000000FGL6

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Not Voted	For	Elect Frank J. Swan as Director	Issuer
Not Voted	For	Elect Graeme W. McGregor as Director	Issuer
Not Voted	For	Renew Partial Takeover Provision	Issuer
Not Voted	For	Approve Increase in Remuneration of Directors in the Amount of A$	Issuer
Not Voted	For	Approve Participation of Trevor L. O'Hoy, president and CEO, in the Company's Long Term Incentive Plan	Issuer

Company Name	Meeting Date	CUSIP	Ticker
ZINIFEX LTD	11/25/2005	AU000000ZFX1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Not Voted	For	Receive Financial Statements & Statutory Reports	Shareholder
Not Voted	For	Elect Peter Mansell as Director	Issuer
Not Voted	For	Elect Dean Pritchard as Director	Issuer
Not Voted	For	Adopt the Remuneration Report for the Year Ended June	Issuer
Not Voted	For	Appoint KPMG as Auditors	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*  /s/ Robert M. Slotky
    Robert M. Slotky
    President

Date August 30, 2006
* Print the name and title of each signing officer under his or her signature.

Nicholas-Applegate International All-Cap Growth Fund
A Series of Professionally Managed Portfolios
Form N-PX 2006